Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	39,000,000	39,000,000
Common stock, shares issued	6,322,279	6,322,279
Common stock, shares outstanding	6,322,254	6,322,254
Convertible preferred stock, shares authorized	21,987,039	21,987,039
Convertible preferred stock, shares issued	8,688,830	8,688,830
Convertible preferred stock, shares outstanding	18,994,952	18,994,952
Convertible preferred stock, liquidation preference	$ 43,039,186	$ 91,397,911
Previously Reported
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		39,000,000	39,000,000
Common stock, shares issued		6,322,254	6,322,254
Common stock, shares outstanding		5,521,098	5,521,098
Convertible preferred stock, shares authorized		21,987,039	21,987,039
Convertible preferred stock, shares issued		18,994,952	16,710,948
Convertible preferred stock, shares outstanding		18,994,952	16,710,948
Convertible preferred stock, liquidation preference		$ 91,397,911	$ 83,748,193
Common Stock Non-Voting
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	736,647	736,647
Common stock, shares outstanding	0	0
Los Altos Ventures Corp.
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001
Common stock, shares authorized	50,000,000
Common stock, shares issued	10,000,000
Common stock, shares outstanding	10,000,000